COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of supplemental information related to leases

	Year Ended December 31,
	2023	2022
Lease cost:
Operating lease cost	$781,638	$782,591
Short-term lease cost	$63,770	$33,751

Other information:
Operating cash outflow used for operating leases	$696,869	$416,250
Weighted average discount rate	9.0%	9.0%
Weighted average remaining lease term	8.5 years	9.5 years

Schedule of future minimum lease payments due under the operating lease

Amount
Calendar year:
2024	$779,087
2025	798,556
2026	818,518
2027	838,984
2028	859,856
Thereafter	3,183,571
Total undiscounted future minimum lease payments	7,278,572
Less: Impact of discounting	(2,270,767)
Total present value of operating lease obligation	5,007,805
Current portion	(779,087)
Operating lease obligation, less current portion	$4,228,718